Transactions and Balances with Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 23, 2023
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate amount	$ 181,000,000
Description of directors and officers liability insurance			The Company currently has directors’ and officers’ liability insurance providing total coverage of USD 4 million for the benefit of all of the Company directors and officers, in respect of which the Company are charged a twelve-month premium of USD 195, and which includes a deductible of up to USD 1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed USD 2.5 million and USD 5 million in respect of claim with respect to Mergers and Acquisitions.
Additional Share capital1				10.00%
Director [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties	87	$ 183
Related Parties [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties	$ 56	$ 160